Note 10 - Cash-settled Share-based Payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2019 GBP (£)
Statement Line Items [Line Items]
Fair value (USD) | £			£ 7.44
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Fair value (USD)	$ 17.32	$ 5.85
Share price (USD) (in dollars per share) | $ / shares	$ 17.32	$ 5.85
RSU dividends reinvested	869	11,316
Awards paid out	(5,052)	(87,434)
Total awards outstanding	17,845	5,052
Restricted stock units (RSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants		60,645
Restricted stock units (RSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants		10,965
Restricted stock units (RSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants		5,117
Restricted stock units (RSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	4,443	4,443
Restricted stock units (RSUs) [member] | January 19, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	17,585
Restricted stock units (RSUs) [member] | January 19, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Fair value (USD)		$ 5.79
Performance multiplier percentage		100.00%
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Fair value (USD)	$ 17.32
Share price (USD) (in dollars per share) | $ / shares	$ 16.98
RSU dividends reinvested
Awards paid out	(17,774)	(306,920)
Total awards outstanding	263,742	156,473
Performance share units (PSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants		242,579
Performance share units (PSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants		43,871
Performance share units (PSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants		20,470
Performance share units (PSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	17,774	17,774
Performance share units (PSUs) [member] | January 19, 2019 [member]
Statement Line Items [Line Items]
Grants	124,027	124,027
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants	14,672	14,672
Performance share units (PSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	107,640
Performance share units (PSUs) [member] | January 19, 2020 [member]
Statement Line Items [Line Items]
Grants	13,692
Performance share units (PSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants	1,971
Performance share units (PSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants	1,740
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Fair value (USD)		$ 5.49
Performance multiplier percentage	93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage	100.00%